Selling, General and Administrative Expenses (Schedule of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of selling, general and administrative expenses [Abstract]
Payroll and related expenses	$ 11,360	$ 10,853	$ 11,399
Depreciation and amortization	1,023	951	607
Professional fees	8,386	12,806	12,115
Business development expenses	1,998	1,947	999
Expenses in respect of acquisition of CPV Group	12,227
Other expenses	14,963	9,879	9,524
Selling, General and Administrative Expenses	$ 49,957	$ 36,436	$ 34,644